Financing Receivables, net	12 Months Ended
Dec. 31, 2024
Financing Receivables, net
Financing Receivables, net

Note 6 – Financing Receivables, net

Starting in June 2022, the Group provided factoring financing service. The financing receivables secured by pledged accounts receivable with stated-owned entities and reputable companies, which have a carrying value of $43,612,371 as of December 31, 2024 and are in excess of the financing provided. The term of the financing receivables is generally within 12 months with annual interest of 6.5%, and renewed upon maturity with annual interest of 4.8%. The interest and principal of financing are due upon maturity. The principal and interest receivable of the financing amounted to $40,072,336 and $5,301,903 as of December 31, 2024 and 2023, respectively. For the years ended December 31, 2024, 2023 and 2022, the Group recognized net financing interest income of $1,840,722, $2,180,970 and $1,400,227, respectively.

Financing receivables consisted of the following:

	December 31,	December 31,
	2024	2023
Financing receivables	$45,374,239	$44,783,011
Allowance for credit losses	(2,268,712)	(2,239,151)
Financing receivables, net	$43,105,527	$42,543,860

The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change of allowance for credit losses	92,036	2,245,159
Translation adjustments	(62,475)	(6,008)
Balance at end of year	$2,268,712	$2,239,151